General information	12 Months Ended
Dec. 31, 2023
General Information [Abstract]
General information	General information
Patria Investments Limited (the "Company") was established on July 6, 2007 in Bermuda and transferred its registration and domicile by way of registration by continuation to the Cayman Islands on October 12, 2020. The Company also transferred its headquarters from Bermuda to the Cayman Islands on October 12, 2020. Since then, the Company's obligations, whether legal, regulatory, or financial, are in accordance with the applicable laws and regulations of the Cayman Islands.
On January 21, 2021, the Company completed its initial public offering ("IPO") registration. The shares offered and sold in the IPO were registered under the Securities Act of 1933, as amended, according to the Company's Registration Statement on Form F-1 (Registration N° 333-251823). The common shares began trading on the Nasdaq Global Select Market ("NASDAQ-GS") on January 22, 2021, under the symbol "PAX".
The Company is a public holding company controlled by Patria Holdings Limited. (the “Parent”), which held 55.36% of the Company's common shares as of December 31, 2023 (December 31, 2022: 55.95%). The Parent is ultimately controlled by a group of individuals.
The Company and its subsidiaries (collectively, the "Group") are a private markets investment firm focused on investing in Latin America. Since 1994 the Group has expanded from its initial flagship private equity funds to other investment products, such as:

Investment product	Description

Infrastructure development funds	private equity approach applied to infrastructure assets;
Co-investment funds	focused on companies from its flagship funds;
Constructivist equity funds	private equity approach to listed companies;
Credit funds	business combination in 2021 with Moneda Asset Management SpA (“MAM I”) and Moneda II SpA (“MAM II”) (collectively “Moneda”);
Real estate funds
increased in 2022 with the controlling acquisition of VBI Real Estate Gestão de Carteiras S.A.(“VBI”) and controlling acquisition of Patria Asset Management S.A (“PAM”) in partnership with Bancolombia to expand real estate capabilities into Colombia – note 29;

Venture capital and growth funds	through business combination in 2022 with Igah Partners LLC (“Igah Ventures”) and PEVC I General Partner IV, Ltd. (“Igah IV”) and Igah Carry Holding Ltd (collectively “Igah”). In addition, during 2023 (note 29) Kamaroopin Gestora de Recursos Ltda. (“Kamaroopin Ltda”) and Hanuman GP Cayman, LLC (collectively “Kamaroopin”).
The Group’s operations include investment offices in Montevideo (Uruguay), São Paulo (Brazil), Bogota (Colombia), and Santiago (Chile), as well as client-coverage offices in New York (United States), London (United Kingdom), Dubai (UAE), and Hong Kong to cover the investor base of its underlying investment products, in addition to its corporate business and management office in Grand Cayman (Cayman Islands).
The Group's main executive office is located at 60 Nexus Way, 4th floor, Camana Bay, Grand Cayman, Cayman Islands.
There are no material uncertainties that casts significant doubt upon the Company’s and Group’s ability to continue as a going concern. As such the use of going concern basis of accounting is considered appropriate.
These audited consolidated financial statements for the years ended December 31, 2023, 2022 and 2021 include the financial information regarding the Company and its subsidiaries, as described in note 5.